Note 15 - Derivative Financial Assets - Derivative financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Derivative financial assets	$ 1,112	$ 102
Glod exchange traded fund [member]
Statement Line Items [Line Items]
Derivative financial assets	1,112
Gold hedge [member]
Statement Line Items [Line Items]
Derivative financial assets		$ 102